CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net Loss	$ (19,599)	$ (39,408)	$ (287,763)	$ (4,148,947)
Adjustments To Reconcile Net Loss To Net Cash Used In Operating Activities:
Amortization Of Convertible Note Discount	0	667	1,556	444
Depreciation Of Right-of-use Assets	6,259	5,038	25,087	0
Stock-based Compensation For Services			101,715	4,074,000
Non-cash Lease Expense	626	0	2,509	0
Non-cash Convertible Note Expense			2,614	0
Change In Operating Assets And Liabilities:
Accounts Receivable	14,939	(113)	(15,399)	129
Deposits, Prepayments And Other Receivables	(1,893)	0	(245)	8,482
Accounts Payable	(15,098)	0	15,696
Accrued Liabilities And Other Payables	14,212	(1,282)	44,848	11,608
Lease liabilities	0	632
Net Cash Used In Operating Activities	(554)	(34,466)	(108,892)	(71,248)
Cash flows from financing activities:
Advance From A Director	16,119	18,891	86,378	116,572
Proceed From Issuance Of Convertible Bonds			0	33,000
Repayment To Lease Liabilities			(26,983)	(22,840)
Payment of lease liabilities	(6,732)	(6,774)
Net Cash Provided By Financing Activities	9,387	12,117	59,395	126,732
Effect On Exchange Rate Change On Cash And Cash Equivalents	1,106	365	610	(331)
Net Change In Cash And Cash Equivalents	9,939	(21,984)	(48,887)	55,153
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	15,609	64,496	64,496	9,343
CASH AND CASH EQUIVALENTS, END OF PERIOD	25,548	42,512	15,609	64,496
Supplemental Disclosure Of Cash Flow Information
Cash Paid For Tax	0	0	$ 0	0
Cash Paid For Interest	$ 0	$ 0		$ 0